CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows used in operating activities:
Net loss		$ (22,133)	$ (19,569)	$ (12,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		239	202	266
Amortization of intangible assets		1,608	0	0
Share-based compensation		1,328	993	833
Deferred taxes		0	316	(29)
Remeasurement of earnout liability		(315)	0	0
Interest income		(11)	0	0
Exchange rate fluctuations		(45)	79	0
Changes in assets and liabilities:
Trade receivables, net		(311)	(408)	99
Prepaid expenses, operating lease right-of-use assets and other assets		(531)	94	592
Inventories		(277)	(117)	432
Trade payables		1,037	566	(884)
Employees and payroll accruals		(14)	140	275
Deferred revenues		(269)	(34)	74
Operating lease liabilities and other liabilities		(973)	(153)	(391)
Net cash used in operating activities		(20,667)	(17,891)	(11,469)
Cash flows used in investing activities:
Acquisition of a business, net of cash acquired		(18,068)	0	0
Purchase of property and equipment		(81)	(25)	(47)
Net cash used in investing activities		(18,149)	(25)	(47)
Cash flows from financing activities:
Issuance of ordinary shares in a private placement, net of issuance expenses paid in the amount of $3,679	[1]	0	0	36,321
Issuance of ordinary shares in a “registered direct” offering, net of issuance expenses in the amount of $3,215	[1]	0	0	28,131
Exercise of pre-funded warrants and warrants	[1],[2]	0	0	15,060
Purchase of treasury shares		(992)	(2,500)	0
Net cash (used in) provided by financing activities		(992)	(2,500)	79,512
Effect of Exchange rate changes on Cash, Cash Equivalents and Restricted Cash		45	(79)	0
Increase (decrease) in cash, cash equivalents, and restricted cash		(39,763)	(20,495)	67,996
Cash, cash equivalents, and restricted cash at beginning of period		68,555	89,050	21,054
Cash, cash equivalents, and restricted cash at end of period		28,792	68,555	89,050
Supplemental disclosures of non-cash flow information
Classification of other current assets to property and equipment, net		0	22	34
Classification of inventory to property and equipment		481	67	32
Amounts related to shares re-purchase not yet paid		0	142	0
ROU assets obtained from new lease liabilities		513	0	0
Supplemental disclosures of cash flow information:
Cash paid for income taxes		126	113	40
Cash received from interest		1,341	0	0
Reconciliation of cash, cash equivalents and restricted cash as shown in the consolidated statements of cash flows
Cash and cash equivalents		28,083	67,896	88,337
Restricted cash included in other long-term assets		709	659	713
Total Cash, cash equivalents, and restricted cash		$ 28,792	$ 68,555	$ 89,050

[1]	See Note 9a.
[2]	See Note 9f.